SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Change in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	$ (751.9)	$ (683.0)
Other comprehensive income (loss) before reclassifications, net of tax	51.2	(115.9)
Reclassifications to net income, net of tax	20.2	47.0
Net current-period other comprehensive income (loss) income, net of tax	71.4	(68.9)	$ (137.5)
Balance at end of the year	(680.5)	(751.9)	(683.0)
Foreign Currency Translation
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(212.6)	(158.9)
Other comprehensive income (loss) before reclassifications, net of tax	56.4	(53.7)
Net current-period other comprehensive income (loss) income, net of tax	56.4	(53.7)
Balance at end of the year	(156.2)	(212.6)	(158.9)
Pension and Other Postretirement Benefits
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(540.3)	(521.6)
Other comprehensive income (loss) before reclassifications, net of tax	(3.0)	(62.9)
Reclassifications to net income, net of tax	19.3	44.2
Net current-period other comprehensive income (loss) income, net of tax	16.3	(18.7)
Balance at end of the year	(524.0)	(540.3)	(521.6)
Cash Flow Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	1.0	(2.5)
Other comprehensive income (loss) before reclassifications, net of tax	(2.2)	0.7
Reclassifications to net income, net of tax	0.9	2.8
Net current-period other comprehensive income (loss) income, net of tax	(1.3)	3.5
Balance at end of the year	$ (0.3)	$ 1.0	$ (2.5)